Subsequent Events (Details) $ / shares in Units, ¥ in Millions, $ in Millions					1 Months Ended		2 Months Ended
	Aug. 16, 2025	Aug. 16, 2024	Aug. 16, 2023 $ / shares	Jan. 01, 2022 $ / shares	Sep. 30, 2023 CNY (¥) $ / shares	Aug. 16, 2023 $ / shares shares	Sep. 27, 2023 $ / shares shares	Jul. 24, 2024 USD ($)	Sep. 05, 2023 shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Events (Details) [Line Items]
Exercise price				$ 0.0002
Conversion price per share										$ 1.044
Ordinary per share										0.522
Class A Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share										$ 0.0001	$ 0.0001
Forecast [Member]
Subsequent Events (Details) [Line Items]
Granted amount of ordinary shares based on 2022 share incentive plan (in Shares) | shares						25,974
Exercise price per share			$ 0.0001			$ 0.0001
Vested percentage	33.30%	33.30%	33.30%
Vested options to purchase (in Shares) | shares							1,009,114
Exercise price					$ 0.0001		$ 0.0001
Total loan amount (in Dollars) | $								$ 10
Forecast [Member] | American Depositary Shares [Member]
Subsequent Events (Details) [Line Items]
Granted amount of ordinary shares based on 2022 share incentive plan (in Shares) | shares						12,987
Forecast [Member] | Class A Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate share (in Shares) | shares									19,157,087
Forecast [Member] | Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Subsequent Events (Details) [Line Items]
Borrowed amount (in Yuan Renminbi) | ¥					$ 34.4
Interest rate, stated percentage on additional borrowings					5.40%
Repayment dates of loan					the loan ranging from December 20, 2023 to July 25, 2030
Contractual term						10 years